SCHEDULE OF INVESTMENT (Details) $ in Thousands	6 Months Ended
Jun. 30, 2021 CAD ($)
Disclosure of detailed information about investment property [abstract]
Balance, December 31, 2020	$ 48
Reallocation of advance	50
Investment	51
Share of loss of Premium Nickel	(37)
Balance, June 30, 2021	$ 112